Commitments And Contingencies (Details)							6 Months Ended
	Jan. 02, 2020 USD ($)	Jan. 02, 2020 RUB (₽)	Jun. 02, 2019 USD ($)	Jun. 02, 2019 RUB (₽)	Dec. 02, 2018 USD ($)	Sep. 21, 2018 shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)
Commitments And Contingencies (Textual)
Monthly rental expense							$ 150
Short-term leases							3,200
Lessee, Operating Lease, Description					The lease was renewed on June 1, 2019 for an additional year ending May 31, 2020, for $3,171 per month.
Rent expense, monthly rent							$ 22,630	$ 45,750
12-Month Year Agreement [Member] | Third Party Member
Commitments And Contingencies (Textual)
Monthly rental expense	$ 252	₽ 17,900
10-Month Year Agreement [Member] | Third Party Member
Commitments And Contingencies (Textual)
Monthly rental expense			$ 169	₽ 12,000
Six Month Warehouse Rental Agreement [Member]
Commitments And Contingencies (Textual)
Monthly rental expense					$ 2,980
2018 Equity Incentive Plan [Member]
Commitments And Contingencies (Textual)
Plan term						10-year
Number of shares reserved for future issuance (in Shares) | shares						3,500,000
Number options granted (in Shares) | shares							1,800,000
Number of option outstanding (in Shares) | shares							1,800,000